United States
               Securities and Exchange Commission
                      Washington DC  20549

                            Form 13F

                      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/00

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):   [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Hickory Group, Ltd.
Address:  1801 East 9th Street Suite 1500
       Cleveland, Ohio 44114-3198

Form 13F File Number: 28-3921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information
contained herein
is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul R. Abbey
Title: President and Chief Executive Officer
Phone: 216/781.5600

Signature, Place, and Date of Signing:

___________________________   Cleveland, Ohio         October 30, 2000
  (Signature)                 (City, State)                (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:      94

Form 13F Information Table Value Total: $285,301
                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                               FORM 13F INFORMATION TABLE



      Column1
   Column2
Column3
Column4
            Column5

 Column6
 Column7
               Column8


Name of Issuer
Title of Class
Cusip
Value
(x$1000)
Shrs or
Prn Amt
Sh/
PRN
Put/
Call
Investment
Discretion
Other
Managers
Voting Authority











Sole
Shared
None

AT&T Lib Grp A       Equities  001957208 6907 17664 Sh      -       sole    none /
Abbott Laboratories  Equities  002824100 65198 137079  Sh      -  sole none /
Agilent Technologies Equities  00846u101 23885      48806   Sh      -  sole none /
Air Products & Chem  Equities  009158106 35047      97353   Sh      -  sole none /
Allied Capital       Equities  01903q108 7196 34680 Sh      -       sole    none /
Altera Corp   Equities   021441100 77550 162408     Sh      -       sole    none /
American Express     Equities  025816109     37604      61900   Sh      -  sole none /
American Home Prod   Equities  026609107     5887 10408 Sh      -       sole    none /
American International   Equities  026874107 46922      49037   Sh      -  sole none /
Atlantic Coast Airlines  Equities  048396105 6495 20180 Sh      -       sole    none /
Automatic Data Proc  Equities  053015103     45686      68316   Sh      -  sole none /
BP Amoco PLC  Equities   055622104 11150     21038      Sh      -       sole    none /
Ballard Power Sys    Equities  05858h104     11364      10400   Sh      -  sole none /
Bank One      Equities   06423a103 31118     80564      Sh      -       sole    none /
BellSouth Corp.      Equities  079860102     5734 14246 Sh      -       sole    none /
Boeing               Equities  097023105     37277      59171   Sh      -  sole none /
Bristol-Myers Squibb Equities  110122108     11186      19582   Sh      -  sole none /
Burlington Resources Equities  122014103     20633      56050   Sh      -  sole none /
Carnival Corp Equities   143658102 30334     123185     Sh      -       sole    none /
Cedar Fair L.P.      Equities  150185106     2803 15200 Sh      -       sole    none /
Cisco Systems Inc.   Equities  17275r102     27780      50281   Sh      -  sole none /
Citigroup     Equities   172967101 10699     19791      Sh      -       sole    none /
Clear Channel Comm   Equities  184502102     12385      21920   Sh      -  sole none /
Compaq Computer      Equities  204493100     33262      120601  Sh      -  sole none /
Costco Companies     Equities  22160q102     15932      45600   Sh      -  sole none /
DST Systems Inc.     Equities  233326107     14471      12316   Sh      -  sole none /
Disney Co, Walt      Equities  254687106     12302      32163   Sh      -  sole none /
EMC Corp Mass Equities   268648102 21262     21450      Sh      -       sole    none /
El Paso Energy       Equities  283905107     41168      66804   Sh      -  sole none /
Elan Corp PLC        Equities  284131208     111411     203490  Sh      -  sole none /
Endesa (SPAIN)       Equities  29258n107     23618      125962  Sh      -  sole none /
Ericsson L.M. Tele   Equities  294821400     72068      486620  Sh      -  sole none /
Excelon       Equities   300691102 4653      37600      Sh      -       sole    none /
ExxonMobil    Equities   30231g102 33078     37114      Sh      -       sole    none /
Fannie Mae    Equities   313586109 82234     115013     Sh      -       sole    none /
Fedex Corporation    Equities  31428X106     75456      170176  Sh      -  sole none /
First Health Group   Equities  320960107     5096 15800 Sh      -       sole    none /
First Ind Realty Tr  Equities  32054k103     4182 13600 Sh      -       sole    none /
First Merit   Equities   337915102 40830     178006     Sh      -       sole    none /
First Union Company  Equities  337358105     21175      65785   Sh      -  sole none /
Flow International   Equities  343468104     4350 40000 Sh      -       sole    none /
General Electric     Equities  369604103     138580     240225  Sh      -  sole none /
General Motors Corp  Equities  370442105     13602      20926   Sh      -  sole none /
Gillette Co   Equities   375766102 3891      12601      Sh      -       sole    none /
Hewlett-Packard Co   Equities  428236103     70339      72514   Sh      -  sole none /
Home Depot    Equities   437076102 25065     47237      Sh      -       sole    none /
Home Properties of NYEquities  437306103     3286 11000 Sh      -       sole    none /
Illinois Tool Wks Inc    Equities  452308109 33528      60006   Sh      -  sole none /
Integrated Device TechEquities 458118106     42874      47375   Sh      -  sole none /
Intel Corporation    Equities  458140100     86919      209127  Sh      -  sole none /
International Business   Equities  459200101 30512      27122   Sh      -  sole none /
Interpublic Group    Equities  460690100     23630      69372   Sh      -  sole none /
Jefferson Pilot      Equities  475070108     41450      61068   Sh      -  sole none /
Johnson & Johnson    Equities  478160104     70428      74974   Sh      -  sole none /
KeyCorp       Equities   493267108 39850     157434     Sh      -       sole    none /
Koninklijke Philips Ele  Equities  500472303 93358      219666  Sh      -  sole none /
Lear                 Equities  521865105     23402      113808  Sh      -  sole none /
Leggett & Platt Inc. Equities  524660107     33402      211238  Sh      -  sole none /
Leucadia National    Equities  527288104     16992      63520   Sh      -  sole none /
Lucent Technologies  Equities  549463107     10260      33571   Sh      -  sole none /
MBNA Corp     Equities   55262l100 9586      24900      Sh      -       sole    none /
Medtronic Inc Equities   585055106 21507     41510      Sh      -       sole    none /
Merck & Company      Equities  589331107     48383      64998   Sh      -  sole none /
Microsoft     Equities   594918104 13139     21785      Sh      -       sole    none /
MStanley Dean Witter     Equities  617446448 9795 10712 Sh      -       sole    none /
National City Corp   Equities  635405103     36622      165522  Sh      -  sole none /
Norfolk Southern     Equities  655844108     15363      105046  Sh      -  sole none /
Northern Trust Corp  Equities  665859104     10487      11800   Sh      -  sole none /
Nuveen NJ Invest     Equities  670971100     2818 19348 Sh      -       sole    none /
PepsiCo Inc   Equities   713448108 44292     96287      Sh      -       sole    none /
Pfizer Inc    Equities   717081103 100738    224173     Sh      -       sole    none /
Phelps Dodge Corp    Equities  717265102     13473      32272   Sh      -  sole none /
Philip Morris Cos    Equities  718154107     5334 18120 Sh      -       sole    none /
Procter & Gamble     Equities  742718109     39668      59206   Sh      -  sole none /
Progressive Corp, Oh Equities  743315103     16145      19719   Sh      -  sole none /
RPM Inc.      Equities   749685103 2128      23478      Sh      -       sole    none /
Royal Dutch Petro    Equities  780257804     40292      67224   Sh      -  sole none /
SBC Communication    Equities  78387g103     66669      133337  Sh      -  sole none /
Seacoast Banking FL  Equities  81170q106     3807 14644 Sh      -       sole    none /
Second Bancorp Inc.  Equities  813114105     54379      384981  Sh      -  sole none /
Seitel Inc.   Equities   816074306 11055     76904      Sh      -       sole    none /
Solectron     Equities   834182107 16070     34840      Sh      -       sole    none /
Sungard Data Sys Inc Equities  867363103     19450      45430   Sh      -  sole none /
Synovus Financial    Equities  87161c105     11712      55278   Sh      -  sole none /
Texas Instruments    Equities  882508104     29549      62620   Sh      -  sole none /
Textron Inc   Equities   883203101 36349     78805      Sh      -       sole    none /
Trizechahn    Equities   896938107 3194      19000      Sh      -       sole    none /
UTS EF HUTTON        Equities  447900101     2368 52400 Sh      -       sole    none /
Verizon Comm  Equities   92343v104 11863     24492      Sh      -       sole    none /
Vodafone Airtouch    Equities  92857t107     10950      29595   Sh      -  sole none /
Wal-Mart Stores Inc. Equities  931142103     10713      22260   Sh      -  sole none /
Waste Management     Equities  94106l109     36828      211200  Sh      -  sole none /
Wells Fargo & Co     Equities  949746101     71015      154590  Sh      -  sole none /
Worldcom Inc  Equities   55268b106 38515     126798     Sh      -       sole    none /

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